DEBT OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2017
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 11—Debt obligations

a.	Short-term debt:
		Weighted average interest rate as of March 31, 2017		March 31, 2017	December 31, 2016
			Maturity

				(U.S. $ in millions)
	Revolving credit facility	LIBOR+1.125%	2017	$260		$1,240
	Term loan JPY 20.7 billion	JPY LIBOR+0.25%	2018	185		-
	Bank facilities	1.70%	2017	148		15
	Convertible debentures	0.25%	2026	514		514
	Term loan JPY 8.0 billion	JPY LIBOR+0.223%	2017	-		68
	Term loan GBP 510 million	GBP LIBOR+0.7%	2017	-		629
	Current maturities of long-term liabilities			835		810
					$
	Total short term debt			$1,942		$3,276

	Short-term debt has an earliest date of repayment within 12 months.

b. Senior notes and loans:
Long-term debt includes the following:
	Weighted average interest rate as of March 31, 2017	Maturity	March 31, 2017	December 31, 2016

			(U.S. $ in millions)
Senior notes EUR 1,750 million	0.38%	2020	$1,863	$1,834
Senior notes EUR 1,500 million	1.13%	2024	1,590	1,566
Senior notes EUR 1,300 million	1.25%	2023	1,378	1,357
Senior notes EUR 1,000 million	2.88%	2019	1,066	1,050
Senior notes EUR 750 million	1.63%	2028	792	780
Senior notes EUR 700 million	1.88%	2027	744	733
Senior notes USD 3,500 million	3.15%	2026	3,491	3,491
Senior notes USD 3,000 million	2.20%	2021	2,996	2,995
Senior notes USD 3,000 million	2.80%	2023	2,991	2,991
Senior notes USD 2,000 million	1.70%	2019	2,000	2,000
Senior notes USD 2,000 million	4.10%	2046	1,984	1,984
Senior notes USD 1,500 million	1.40%	2018	1,499	1,498
Senior notes USD 844 million	2.95%	2022	867	868
Senior notes USD 789 million	6.15%	2036	781	781
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 613 million	3.65%	2021	625	626
Senior notes USD 588 million	3.65%	2021	587	587
Senior notes CHF 450 million	1.50%	2018	449	442
Senior notes CHF 350 million	0.50%	2022	350	344
Senior notes CHF 350 million	1.00%	2025	350	345
Senior notes CHF 300 million	0.13%	2018	300	295

Fair value hedge accounting adjustments			(3)	(2)

Total senior notes			27,400	27,265

Term loan USD 2.5 billion	LIBOR +1.125%	2018	2,500	2,500
Term loan USD 2.5 billion	LIBOR +1.25%	2017-2020	2,500	2,500
Term loan JPY 65 billion	0.99%	2017	585	560
Term loan JPY 35 billion	1.42%	2019	313	299
Term loan JPY 35 billion	LIBOR +0.3%	2018	313	299
Total loans			6,211	6,158

Debentures USD 15 million	7.20%	2018	15	15
Other	5.07%	2026	10	9
Total debentures and others			25	24

Less current maturities			(835)	(810)

Derivative instruments			3	2

Less debt issuance costs			(110)	(115)

Total long-term debt			$32,694	$32,524